LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
LEASES
Summary of Finance Leases
Maturity of Lease Liability
Remainder of 2022	$62,941
2023	73,387
2024	56,654
2025	26,870
Thereafter	3,694
Total undiscounted finance lease payments	$223,546
Less: Imputed interest	(20,669)
Present value of finance lease liabilities	$202,877

Maturity of Lease Liability
2022	$85,231
2023	72,849
2024	55,765
2025	27,744
2026 and thereafter	4,211
Total undiscounted finance lease payments	$245,800
Less: Imputed interest	(24,321)
Present value of finance lease liabilities	$221,479

Summary of Operating Leases
Maturity of Lease Liability
Remainder of 2022	$154,095
2023	177,914
2024	108,485
2025	108,485
Thereafter	408,810
Total undiscounted operating lease payments	$957,789
Less: Imputed interest	(182,247)
Present value of operating lease liabilities	775,542

Maturity of Lease Liability
2022	$211,538
2023	182,316
2024	111,026
2025	111,026
2026 and thereafter	418,723
Total undiscounted operating lease payments	$1,034,629
Less: Imputed interest	(200,164)
Present value of operating lease liabilities	$834,465